SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Feb. 28, 2023
SHORT-TERM INVESTMENTS
Schedule of short-term investments

	As of	As of
	February 28,	February 28,
	2022	2023

Held-to-maturity investments (1)	$580,352	$276,288
Variable-rate financial instruments (2)	150,000	793,275
Available-for-sale securities (3)	340,183	80,044

	$1,070,535	$1,149,607
(1)	The Group purchased wealth management products from financial institutions and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from three months to twelve months. The Group estimated that their fair value approximate their amortized costs.
(2)	The Group purchased several investment products indexed to, for example, certain stock, stock market or foreign exchange with maturities less than one year and accounted for them at fair value. The fair value changes of the investment products was insignificant for the years ended February 28, 2021, 2022 and 2023.
(3)	The short-term available-for-sale securities include wealth management products issued by commercial banks and other financial institutions with variable rates where principal is unsecured but no restriction on withdrawal. The Group accounted for them at fair value and recognized fair value decrease of $1,032, $16,854, and increase of $15,395 through other comprehensive loss for the years ended February 28, 2021, 2022 and 2023, respectively.